Fair values of financial assets and liabilities - Schedule of Financial Assets Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	£ 441,907	£ 433,124
Total financial assets at fair value through profit or loss	2,321	1,862
Debt instruments
Corporate and other debt securities	7,396	7,305
Debt instruments held	11,854	12,546
Total financial assets at fair value through other comprehensive income	30,344	27,337
Total financial assets (excluding derivatives) at fair value	32,665	29,199
Level 1 £m
Debt instruments
Corporate and other debt securities	7,396	7,305
Debt instruments held	0	0
Total financial assets (excluding derivatives) at fair value	16,506	15,226
Level 2 £m
Debt instruments
Debt instruments held	9,554	8,392
Total financial assets (excluding derivatives) at fair value	15,831	13,650
Level 3 £m
Debt instruments
Debt instruments held	2,254	4,114
Total financial assets (excluding derivatives) at fair value	328	323
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	2,089	1,657
Equity instruments	232	205
Total financial assets at fair value through profit or loss	2,321	1,862
Financial assets at fair value through profit or loss | Level 1 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	0	0
Equity instruments	228	201
Total financial assets at fair value through profit or loss	228	201
Financial assets at fair value through profit or loss | Level 2 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	1,813	1,391
Equity instruments	0	0
Total financial assets at fair value through profit or loss	1,813	1,391
Financial assets at fair value through profit or loss | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	276	266
Equity instruments	4	4
Total financial assets at fair value through profit or loss	280	270
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Equity instruments	0	1
Debt instruments
Government securities	15,246	14,122
Asset-backed securities	197	173
Corporate and other debt securities	14,901	13,041
Debt instruments held	30,344	27,336
Total financial assets at fair value through other comprehensive income	30,344	27,337
Financial assets at fair value through other comprehensive income | Level 1 £m
Disclosure of detailed information about financial instruments [line items]
Equity instruments	0	0
Debt instruments
Government securities	15,131	14,074
Asset-backed securities	0	0
Corporate and other debt securities	1,147	951
Debt instruments held	16,278	15,025
Total financial assets at fair value through other comprehensive income	16,278	15,025
Financial assets at fair value through other comprehensive income | Level 2 £m
Disclosure of detailed information about financial instruments [line items]
Equity instruments	0	0
Debt instruments
Government securities	115	48
Asset-backed securities	149	121
Corporate and other debt securities	13,754	12,090
Debt instruments held	14,018	12,259
Total financial assets at fair value through other comprehensive income	14,018	12,259
Financial assets at fair value through other comprehensive income | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Equity instruments	0	1
Debt instruments
Government securities	0	0
Asset-backed securities	48	52
Corporate and other debt securities	0	0
Debt instruments held	48	52
Total financial assets at fair value through other comprehensive income	£ 48	£ 53